Century Capital Management
100 Federal Street, 29th Floor
Boston, MA 02110

October 22, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-1520

RE:	Century Capital Management Trust
(File Nos. 333-86067 and 811-09561)

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement, dated October 1, 2015, to the Prospectus dated February 27, 2015, as supplemented March 31, 2015 and May 29, 2015, for Century Shares Trust, Century Small Cap Select Fund, and Century Growth Opportunities Fund (the “Funds”). The purpose of the filing is to submit the 497(e) filing dated October 1, 2015 in XBRL for the Funds.

If you have any questions regarding this filing, do not hesitate to contact the undersigned at (617) 701-5173.

Very truly yours,

/s/ Jennifer Mortimer
Jennifer Mortimer

Enclosures